Cash flow information - Reconciliation of profit for year to cash generated from operations (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Cash flows from (used in) operating activities [abstract]
Profit for the year/period	¥ 1,256,077	¥ 1,209,814	¥ 2,635,428	¥ 1,781,829
Adjustments for:
Interest on lease liabilities	25,112	126,829	91,623	34,396
Depreciation and amortization	285,241	1,206,305	808,694	391,167
Interest on loans and borrowings	90	111,759	1,292	226
Interest on the Equity Linked Securities		192,342
Interest income	(123,969)	(104,421)	(118,672)	(145,225)
Investment income from other investments	(14,281)	(103,675)	(81,145)	(42,921)
Changes in fair value of redemption liabilities		158,491
Net change in fair value of other investments	(14,270)	(77,227)	(29,930)	3,692
Fair value changes of financial derivative assets and financial derivative liabilities		70,332
Gains/(losses) on disposal of property, plant and equipment and intangible assets	1,632	(7,275)	2,534	5,350
Impairment loss on non-current assets	4,547	35,611	8,846	3,448
Unrealized foreign exchange (gains)/ losses	(25,410)	4,168	8,258	(45,522)
Effect of lease contract cancellation	(4,821)	(12,123)	(15,201)	3,681
Gains on disposal of subsidiaries		(194)	(8,759)
Share of (profit)/ loss of equity-accounted investees, net of tax	(268)	834,453	(5,986)
Gains on revaluation of the previously held equity-accounted investees		(8,600)
Equity-settled share-based payment expenses	46,432	367,869	85,184	62,882
Income tax	396,665	703,524	712,104	551,785
Changes in working capital:
Inventories	(471,722)	(916,651)	(828,148)	(250,851)
Trade and other receivables	(316,534)	(1,028,794)	(836,820)	(185,768)
Contract liabilities	25,341	30,931	(6,545)	(73,539)
Trade and other payables	363,327	576,214	561,422	(34,055)
Restricted cash	19,103	(16,043)	6,944	5,303
Deferred income	(3,985)	(6,341)	4,486	19,074
Cash generated from operations	¥ 1,448,307	¥ 3,347,298	¥ 2,995,609	¥ 2,084,952